Restructuring Costs and Employee Termination Benefits - Activity within Liability Established for Restructuring Actions, Included in Other Accrued Liabilities (Detail) (USD $)
In Thousands, unless otherwise specified
	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Jan. 14, 2011 Predecessor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 14, 2011 Successor [Member]	Jan. 14, 2011 Employee-Related Costs [Member] Predecessor [Member]	Dec. 31, 2013 Employee-Related Costs [Member] Successor [Member]	Dec. 31, 2011 Employee-Related Costs [Member] Successor [Member]	Dec. 31, 2012 Employee-Related Costs [Member] Successor [Member]	Jan. 14, 2011 Employee-Related Costs [Member] Successor [Member]	Jan. 14, 2011 Lease Termination Costs [Member] Predecessor [Member]	Dec. 31, 2013 Lease Termination Costs [Member] Successor [Member]	Dec. 31, 2011 Lease Termination Costs [Member] Successor [Member]	Dec. 31, 2012 Lease Termination Costs [Member] Successor [Member]	Jan. 14, 2011 Lease Termination Costs [Member] Successor [Member]	Jan. 14, 2011 Fixed Asset Related Costs [Member] Predecessor [Member]	Dec. 31, 2013 Fixed Asset Related Costs [Member] Successor [Member]	Dec. 31, 2011 Fixed Asset Related Costs [Member] Successor [Member]	Dec. 31, 2012 Fixed Asset Related Costs [Member] Successor [Member]	Dec. 31, 2013 Asset Sale [Member] Successor [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 35,132			$ 21,432	$ 30,677	$ 31,524			$ 18,961	$ 27,102	$ 3,608			$ 2,471	$ 3,575
Additional charge (credit) recorded	9	22,104	18,715	22,993		(6)	23,355	16,523	21,469			1,778	361	561		15	15,636	1,831	963	(18,665)
Cash paid	(4,486)	(31,363)	(26,893)	(23,492)		(4,414)	(25,292)	(24,620)	(21,653)		(57)	(1,614)	(1,407)	(1,839)		(15)	(4,457)	(866)
Consideration received		32,783																		32,783
Foreign exchange and other non-cash items	22	(25,433)	(1,067)	(452)		(2)	(118)	(44)	451		24	(18)	(58)	60			(11,179)	(965)	(963)	(14,118)
Ending balance	$ 30,677	$ 18,572	$ 21,432	$ 20,481	$ 30,677	$ 27,102	$ 17,173	$ 18,961	$ 19,228	$ 27,102	$ 3,575	$ 1,399	$ 2,471	$ 1,253	$ 3,575